UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10405

Alpine Series Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY 10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Alpine Dynamic Dividend Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-102.3%

Aerospace & Defense-1.3%
43,200	Airbus Group NV	$3,065,259

Airlines-1.2%
53,598	Japan Airlines Co., Ltd. (a)	2,706,917

Auto Components-1.3%
13,262	Bridgestone Corp.	484,685
13,000	Delphi Automotive PLC	791,570
250,000	GKN PLC	1,620,473
		2,896,728

Automobiles-0.7%
47,000	General Motors Co. (b)	1,695,760

Beverages-2.0%
18,500	Anheuser-Busch InBev NV-ADR	1,773,965
93,400	Diageo PLC	2,764,490
		4,538,455

Capital Markets-1.6%
136,900	Daiwa Securities Group, Inc.	1,299,726
163,500	Och-Ziff Capital Management Group, LLC-Class A (a)	2,285,730
		3,585,456

Chemicals-2.4%
159,000	Clariant AG (b)	3,004,103
9,000	Koninklijke DSM NV	596,354
10,000	Linde AG	1,894,923
		5,495,380

Commercial Banks-6.2%
185,000	Bangkok Bank PCL	961,148
48,300	Hana Financial Group, Inc.	1,845,630
175,400	Mitsubishi UFJ Financial Group, Inc.	1,069,533
31,200	PNC Financial Services Group, Inc. (a)	2,492,256
1,402,181	PT Bank Rakyat Indonesia Persero Tbk	956,033
180,800	Sberbank of Russia-ADR	1,956,256
91,000	Standard Chartered PLC	1,854,975
12,300	Sumitomo Mitsui Financial Group, Inc.	580,750
54,300	Wells Fargo & Co. (a)	2,461,962
		14,178,543

Commercial Services & Supplies-2.5%
74,231	KAR Auction Services, Inc.	2,065,106
202,646	RR Donnelley & Sons Co. (a)	3,742,872
		5,807,978

Communications Equipment-2.7%
108,700	Cisco Systems, Inc. (a)	2,381,617
50,600	QUALCOMM, Inc. (a)	3,755,532
		6,137,149

Computers & Peripherals-2.9%
8,600	Apple, Inc. (a)	4,305,160
100,700	EMC Corp.	2,440,968
		6,746,128

Construction & Engineering-1.8%
490,813	Abengoa SA-B Shares	1,621,800
37,800	Vinci SA	2,475,885
		4,097,685

Containers & Packaging-1.7%
487,000	DS Smith PLC	2,629,901
38,500	MeadWestvaco Corp.	1,388,695
		4,018,596

Diversified Consumer Services-0.8%
191,700	Anhanguera Educacional Participacoes SA	1,008,843
19,000	Sotheby’s	910,480
		1,919,323

Diversified Financial Services-1.7%
97,400	Bank of America Corp. (a)	1,631,450
46,900	Citigroup, Inc. (a)	2,224,467
		3,855,917

Electric Utilities-0.6%
29,500	Northeast Utilities	1,292,100

Electronic Equipment, Instruments & Components-1.1%
44,500	TE Connectivity, Ltd.	2,514,695

Energy Equipment & Services-2.7%
16,000	Bristow Group, Inc.	1,148,640
7,000	Ensco PLC-Class A	352,590
25,000	Gulfmark Offshore, Inc.-Class A	1,064,000
23,000	National Oilwell Varco, Inc.	1,725,230
95,359	Odfjell Drilling, Ltd. (b)	543,828
132,000	Petroleum Geo-Services ASA	1,363,643
		6,197,931

Food & Staples Retailing-2.3%
17,500	Costco Wholesale Corp. (a)	1,966,300
56,600	Walgreen Co. (a)	3,246,010
		5,212,310

Food Products-3.3%
163,500	Cermaq ASA	1,666,919
74,000	Mondelez International, Inc.-Class A (a)	2,423,500
49,600	Nestle SA	3,599,713
		7,690,132

Health Care Equipment & Supplies-1.5%
51,100	Covidien PLC (a)	3,487,064

Health Care Providers & Services-4.2%
28,500	Fresenius Medical Care AG & Co. KGaA	2,006,460
69,300	HCA Holdings, Inc. (b)	3,483,711
16,500	McKesson Corp. (a)	2,877,765
16,500	UnitedHealth Group, Inc.	1,192,620
		9,560,556

Hotels, Restaurants & Leisure-1.1%
32,500	Las Vegas Sands Corp. (a)	2,486,900

Household Durables-1.8%
35,093	Electrolux AB-Series B	745,634
41,600	Lennar Corp.-Class A	1,670,656
37,400	Ryland Group, Inc.	1,669,536
		4,085,826

Household Products-2.0%
39,100	Colgate-Palmolive Co. (a)	2,394,093
24,500	Energizer Holdings, Inc. (a)	2,315,250
		4,709,343

Industrial Conglomerates-0.7%
45,500	Koninklijke Philips NV	1,585,693

Insurance-2.7%
208,800	BB Seguridade Participacoes SA	1,964,057
53,900	Validus Holdings, Ltd. (a)	1,936,088
8,400	Zurich Insurance Group AG (b)	2,439,442
		6,339,587

IT Services-2.4%
37,000	Accenture PLC-Class A (a)	2,955,560
14,800	International Business Machines Corp. (a)	2,614,864
		5,570,424

Machinery-3.5%
25,955	GEA Group AG	1,217,666
76,000	IMI PLC	1,870,297
469,000	Melrose Industries PLC	2,384,667
25,000	Snap-on, Inc. (a)	2,503,750
		7,976,380

Media-3.6%
61,500	AMC Entertainment Holdings, Inc.-Class A (b)	1,314,255
57,500	British Sky Broadcasting Group PLC	828,032
67,800	Comcast Corp.-Class A (a)	3,691,710
33,800	The Walt Disney Co. (a)	2,454,218
		8,288,215

Multi-Utilities-1.1%
90,400	CMS Energy Corp. (a)	2,512,216

Multiline Retail-1.0%
11,500	Kering	2,296,262

Office Electronics-0.6%
126,000	Xerox Corp.	1,367,100

Oil, Gas & Consumable Fuels-6.6%
53,900	Enbridge, Inc. (a)	2,263,261
48,000	Energy XXI Bermuda, Ltd.	1,101,600
24,500	HollyFrontier Corp. (a)	1,134,350

11,000	Marathon Petroleum Corp.	957,550
19,800	Murphy Oil Corp.	1,120,878
19,400	Occidental Petroleum Corp.	1,698,858
206,000	Scorpio Tankers, Inc.	2,060,000
67,500	The Williams Cos., Inc. (a)	2,733,075
37,000	Total SA	2,112,846
		15,182,418

Paper & Forest Products-0.3%
15,000	International Paper Co.	716,100

Pharmaceuticals-5.6%
47,500	Novartis AG-ADR (a)	3,755,825
78,901	Pfizer, Inc.	2,398,590
14,100	Roche Holding AG	3,877,053
58,000	Sanofi-ADR (a)	2,836,200
		12,867,668

Real Estate Investment Trusts-5.5%
27,800	American Tower Corp. (a)	2,248,464
70,500	Corrections Corp. of America (a)	2,366,685
50,500	Gaming and Leisure Properties, Inc.	1,752,350
178	Nippon Building Fund, Inc.	1,015,700
154	Nippon Prologis REIT, Inc.	1,560,047
233,200	Two Harbors Investment Corp. (a)	2,292,356
1,940	Western Asset Mortgage Capital Corp.	29,003
149,000	Westfield Group	1,330,053
		12,594,658

Real Estate Management & Development-3.3%
137,000	BR Malls Participacoes SA	862,903
134,691	Cheung Kong Holdings, Ltd.	1,998,558
280,822	Foxtons Group PLC (b)	1,618,982
54,400	Mitsui Fudosan Co., Ltd.	1,751,214
186,200	Wharf Holdings, Ltd.	1,271,104
		7,502,761

Road & Rail-3.0%
566,100	All America Latina Logistica SA	1,550,573
22,500	Canadian Pacific Railway, Ltd. (a)	3,408,300
26,500	East Japan Railway Co.	1,979,525
		6,938,398

Semiconductors & Semiconductor Equipment-1.6%
68,100	Avago Technologies, Ltd. (a)	3,720,984

Specialty Retail-2.0%
127,500	American Eagle Outfitters, Inc. (a)	1,725,075
31,817	Penske Automotive Group, Inc.	1,365,267
85,500	Pier 1 Imports, Inc.	1,633,905
		4,724,247

Tobacco-0.9%
42,900	British American Tobacco PLC	2,056,458

Trading Companies & Distributors-1.3%
144,000	Ashtead Group PLC	1,868,915
21,000	Wolseley PLC	1,133,008
		3,001,923

Transportation Infrastructure-1.0%
1,039,800	Adani Ports and Special Economic Zone, Ltd.	2,422,964

Water Utilities-1.7%
65,200	American Water Works Co., Inc. (a)	2,775,564
114,000	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	1,040,820
		3,816,384

Wireless Telecommunication Services-2.5%
155,400	Vodafone Group PLC-ADR (a)	5,759,124
	Total Common Stocks (Cost $214,233,500)	235,222,095

Equity-Linked Structured Notes-0.9%

Multi-Utilities-0.9%
126,000	Veolia Environnement SA-Morgan Stanley BV	1,981,455
	Total Equity-Linked Structured Notes (Cost $1,724,123)	1,981,455

Convertible Bonds-0.0% (c)

Household Durables-0.0% (c)
$791,393	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (d)	6,559
	Total Convertible Bonds (Cost $283,909)	6,559
Total Investments (Cost $216,241,532)-103.2%		237,210,109
Liabilities in Excess of Other Assets-(3.2)%		(7,369,863)
TOTAL NET ASSETS 100.0%		$229,840,246

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated to serve as collateral on the line of credit.

(b) Non-income producing security.

(c) Less than 0.05% of Net Assets.

(d) Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Accelerating Dividend Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-95.1%

Aerospace & Defense-1.5%
700	United Technologies Corp.	$79,814

Beverages-2.6%
750	Anheuser-Busch InBev NV-ADR	71,918
800	PepsiCo, Inc.	64,288
		136,206

Biotechnology-1.8%
800	Amgen, Inc.	95,160

Capital Markets-1.0%
3,800	Och-Ziff Capital Management Group, LLC-Class A	53,124

Chemicals-1.0%
500	Air Products & Chemicals, Inc.	52,570

Commercial Banks-2.5%
3,100	National Bank Holdings Corp.-Class A	60,388
900	PNC Financial Services Group, Inc.	71,892
		132,280

Communications Equipment-3.1%
3,800	Cisco Systems, Inc.	83,258
1,100	QUALCOMM, Inc.	81,642
		164,900

Computers & Peripherals-3.3%
180	Apple, Inc.	90,108
3,500	EMC Corp.	84,840
		174,948

Construction & Engineering-1.1%
4,000	Aecon Group, Inc.	55,596

Diversified Consumer Services-0.5%
500	Sotheby’s	23,960

Diversified Financial Services-1.4%
1,600	Citigroup, Inc.	75,888

Energy Equipment & Services-3.8%
1,200	Bristow Group, Inc.	86,148
1,000	Dawson Geophysical Co. (a)	32,370
950	Schlumberger, Ltd.	83,192
		201,710

Food & Staples Retailing-1.5%
1,350	Walgreen Co.	77,423

Food Products-2.8%
3,200	Cermaq ASA	32,625
2,000	Pinnacle Foods, Inc.	54,000
650	The J.M. Smucker Co.	62,653
		149,278

Gas Utilities-1.4%
1,500	Atmos Energy Corp.	72,015

Health Care Equipment & Supplies-1.7%
850	Becton, Dickinson & Co.	91,902

Health Care Providers & Services-4.6%
1,300	Aetna, Inc.	88,829
1,200	AmerisourceBergen Corp.	80,664
1,800	Patterson Cos., Inc.	71,928
		241,421

Household Products-2.6%
800	Energizer Holdings, Inc.	75,600
800	The Procter & Gamble Co.	61,296
		136,896

Industrial Conglomerates-1.5%
600	3M Co.	76,914

Insurance-1.4%
2,100	Validus Holdings, Ltd.	75,432

Internet & Catalog Retail-1.3%
1,250	HSN, Inc.	68,463

IT Services-3.2%
450	International Business Machines Corp.	79,506
400	Visa, Inc.-Class A	86,172
		165,678

Life Sciences Tools & Services-1.7%
1,500	Agilent Technologies, Inc.	87,225

Machinery-3.6%
650	Dover Corp.	56,264
500	IMI PLC	12,305
650	Snap-on, Inc.	65,097
380	Valmont Industries, Inc.	55,624
		189,290

Media-4.4%
1,250	CBS Corp.-Class B	73,400
1,550	Comcast Corp.-Class A	84,398
2,250	SES SA	72,268
		230,066

Metals & Mining-1.3%
1,000	Kaiser Aluminum Corp.	69,810

Multi-Utilities-1.3%
2,500	CMS Energy Corp.	69,475

Oil, Gas & Consumable Fuels-6.2%
700	Chevron Corp.	78,141
1,400	Devon Energy Corp.	82,908
900	Occidental Petroleum Corp.	78,813
2,650	Suncor Energy, Inc.	86,999
		326,861

Pharmaceuticals-3.9%
1,550	AbbVie, Inc.	76,306
1,300	Mylan, Inc. (a)	59,033
1,600	Teva Pharmaceutical Industries, Ltd.-ADR	71,408
		206,747

Real Estate Investment Trusts-6.6%
3,400	American Residential Properties, Inc. (a)	62,900
800	American Tower Corp.	64,704
3,500	Colony Financial, Inc.	77,700
1,000	Corrections Corp. of America	33,570
3,500	NorthStar Realty Finance Corp.	51,065
5,750	Two Harbors Investment Corp.	56,522
		346,461

Real Estate Management & Development-1.4%
650	Jones Lang LaSalle, Inc.	74,269

Road & Rail-1.2%
3,400	Marten Transport, Ltd.	64,838

Semiconductors & Semiconductor Equipment-2.9%
1,700	Avago Technologies, Ltd.	92,888
1,350	Linear Technology Corp.	60,129
		153,017

Software-2.8%
1,800	Microsoft Corp.	68,130
2,100	Oracle Corp.	77,490
		145,620

Specialty Retail-4.2%
1,350	Dick's Sporting Goods, Inc.	70,875
1,500	GNC Holdings, Inc.-Class A	76,665
3,900	Pier 1 Imports, Inc.	74,529
		222,069

Textiles, Apparel & Luxury Goods-2.7%
550	Adidas AG	61,487
1,350	VF Corp.	78,907
		140,394

Thrifts & Mortgage Finance-2.6%
3,700	EverBank Financial Corp.	65,897
3,100	Territorial Bancorp, Inc.	70,215
		136,112

Water Utilities-1.3%
1,600	American Water Works Co., Inc.	68,112

Wireless Telecommunication Services-1.4%
2,000	Vodafone Group PLC-ADR	74,120
	Total Common Stocks (Cost $4,332,407)	5,006,064

Principal Amount

Short-Term Investments-5.7%
$302,000	State Street Eurodollar Time Deposit, 0.01%	302,000
	Total Short-Term Investments (Cost $302,000)	302,000
Total Investments (Cost $4,634,407)-100.8%		5,308,064
Liabilities in Excess of Other Assets-(0.8)%		(44,461)
TOTAL NET ASSETS 100.0%		$5,263,603

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Financial Services Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-83.3%

Capital Markets-16.7%
27,300	Aberdeen Asset Management PLC	$175,385
2,000	Ameriprise Financial, Inc.	211,280
12,500	Apollo Global Management LLC-Class A	405,625
25,000	BGC Partners, Inc.-Class A	160,750
600	BlackRock, Inc.	180,282
25,000	City of London Investment Group PLC	103,668
66,856	Cowen Group, Inc.-Class A (a)	272,773
3,151	Deutsche Bank AG	152,524
33,000	Fortress Investment Group LLC-Class A	272,910
7,000	Franklin Resources, Inc.	364,070
24,000	FXCM, Inc.-Class A	411,360
11,100	GAM Holding AG (a)	186,704
18,500	GFI Group, Inc.	70,300
4,451	Gleacher & Co., Inc. (a)	49,050
40,000	Grupo Financiero Interacciones SA de C.V.	212,352
6,000	Invesco, Ltd.	199,500
12,003	JMP Group, Inc.	89,302
17,900	KKR & Co. LP	431,569
4,869	LPL Financial Holdings, Inc.	260,638
4,443	Manning & Napier, Inc.	74,420
5,000	Morgan Stanley	147,550
26,782	Noah Holdings, Ltd.-ADR	362,093
500	Oaktree Capital Group LLC	29,205
33,200	Och-Ziff Capital Management Group, LLC-Class A	464,136
1,705	SWS Group, Inc. (a)	13,094
20,000	The Blackstone Group LP	655,000
20,000	The Carlyle Group LP	696,200
1,170	Virtus Investment Partners, Inc. (a)	213,244
26,340	WisdomTree Investments, Inc. (a)	371,921
		7,236,905

Commercial Banks-27.7%
4,150	1st Constitution Bancorp (a)	43,409
51,965	1st United Bancorp, Inc.	377,266
5,101	American River Bankshares (a)	50,143
5,895	Banc of California, Inc.	74,866
529	Banco ABC Brasil SA (a)	2,615
20,000	Banco de Chile-ADR	1,465,000
13,000	Banco Industrial e Comercial SA	38,840
1,500	Bancolombia SA-ADR	65,910
6,000	Bancorp, Inc. (a)	114,300
46,381	Bank of Commerce Holdings	291,736
5,000	Bank of Georgia Holdings PLC	176,719
36,785	Barclays PLC	164,783
8,244	BNC Bancorp	139,901
106,783	Carolina Trust Bank (a)	359,325
5,000	Carter Bank & Trust	56,650
12,493	Centerstate Banks, Inc.	137,423
12,979	Cherokee Banking Co. (a)	58,405
36,627	Citizens First Corp. (a)	371,215
7,095	Comerica, Inc.	324,951
6,700	Community National Bank of the Lakeway Area (a)(b)	35,275
9,786	Cordia Bancorp, Inc. (a)	41,444
5,000	County Commerce Bank (a)	86,250
13,900	Credit Agricole SA (a)	187,226
15,000	CU Bancorp (a)	258,750
10,000	DNB ASA	169,018

123,572	First BanCorp (a)	604,267
13,900	First Business Financial Services, Inc.	573,375
10,010	First Internet Bancorp	213,814
5,000	Intervest Bancshares Corp. (a)	37,400
1,000	Manhattan Bancorp (a)	3,830
5,000	Metro Bancorp, Inc. (a)	99,350
1,000	Middleburg Financial Corp.	17,860
10,200	New Century Bancorp, Inc. (a)	67,116
6,000	New Resource Bank (a)	24,300
25,000	Nordea Bank AB	334,661
400	North Valley Bancorp (a)	9,348
20,000	OFG Bancorp	291,600
2,375	Old Point Financial Corp.	33,416
8,000	OmniAmerican Bancorp, Inc. (a)	179,360
14,644	Pacific Mercantile Bancorp (a)	91,671
47,776	Pacific Premier Bancorp, Inc. (a)	758,205
2,500	Plaza Bank (a)	7,750
6,000	Popular, Inc. (a)	158,400
75,000	Republic First Bancorp, Inc. (a)	239,250
8,120	SB Financial Group, Inc.	68,208
5,000	Seacoast Commerce Bank (a)	43,750
2,000	Security California Bancorp (a)	19,640
2,000	Shore Bancshares, Inc. (a)	18,940
4,800	Societe Generale SA	272,416
5,500	SouthCrest Financial Group, Inc. (a)	34,925
1,543	Southeastern Bank Financial Corp.	32,712
38,750	Southern National Bancorp of Virginia, Inc.	395,250
5,000	Standard Chartered PLC	101,922
5,000	Sterling Bancorp	63,000
2,000	Stonegate Bank	47,200
8,000	Summit State Bank	86,000
4,000	Susquehanna Bancshares, Inc.	43,320
177,347	Synovus Financial Corp.	594,112
3,726	TCS Group Holding PLC-GDR (a)	40,613
13,000	Texas Capital Bancshares, Inc. (a)	773,110
30,000	Turkiye Garanti Bankasi AS	79,094
16,000	Turkiye Halk Bankasi AS	78,917
50,000	Turkiye Is Bankasi	89,578
2,551	Valley Commerce Bancorp	34,949
29,635,132	VTB Bank OJSC	42,971
62,000	VTB Bank OJSC-GDR	157,480
658	Yadkin Financial Corp. (a)	12,305
500	Zions BanCorp.	14,375
		11,981,180

Consumer Finance-5.4%
5,158	Capital One Financial Corp.	364,207
2,000	Credit Acceptance Corp. (a)	278,360
24,800	DFC Global Corp. (a)	186,496
6,000	Discover Financial Services	321,900
17,591	Ezcorp, Inc.-Class A (a)	193,149
56,113	Imperial Holdings, Inc. (a)	346,778
12,500	JGWPT Holdings, Inc.-Class A (a)	212,500
4,000	Portfolio Recovery Associates, Inc. (a)	200,880
4,500	Santander Consumer USA Holdings, Inc. (a)	115,335
1,100	World Acceptance Corp. (a)	105,259
		2,324,864

Diversified Financial Services-7.6%
17,124	BM&F Bovespa SA	68,049
16,100	BTG Pactual Participations, Ltd.	168,122
8,000	Citigroup, Inc.	379,440
3,325	CME Group, Inc.	248,577
35,000	Gain Capital Holdings, Inc.	311,150
30,000	Haci Omer Sabanci Holding AS	99,133
3,457	IntercontinentalExchange Group, Inc.	721,787
2,000	JPMorgan Chase & Co.	110,720
52,285	Medallion Financial Corp.	696,959
5,000	MSCI, Inc. (a)	213,600
7,000	The NASDAQ OMX Group, Inc.	267,050
1,700	Warsaw Stock Exchange	21,142
		3,305,729

Household Durables-0.7%
20,000	UCP, Inc.-Class A (a)	291,400
Insurance-7.4%
10,000	Amtrust Financial Services, Inc.	322,800
15,000	Assured Guaranty, Ltd.	317,250
21,000	Atlas Financial Holdings, Inc. (a)	252,000
50,000	BB Seguridade Participacoes SA	470,320
20,700	Brasil Insurance Participacoes e Administracao SA	162,546
5,000	Brown & Brown, Inc.	157,450
61,515	esure Group PLC	275,665
4,000	FBL Financial Group, Inc.-Class A	154,520
9,000	Health Insurance Innovations, Inc.-Class A (a)	106,110
5,000	Prudential Financial, Inc.	421,950
10,000	QBE Insurance Group, Ltd.	100,555
4,000	The Allstate Corp.	204,800
5,700	The Phoenix Co., Inc. (a)	268,470
		3,214,436

Internet Software & Services-0.2%
2,000	Bankrate, Inc. (a)	33,180
1,000	Xoom Corp. (a)	27,390
		60,570

IT Services-1.0%
7,400	EVERTEC, Inc.	178,562
1,000	VeriFone Systems, Inc. (a)	29,010
1,000	Visa, Inc.-Class A	215,430
		423,002
Media-0.1%
5,000	Multiplus SA	53,662

Real Estate Investment Trusts-8.5%
3,880	Altisource Residential Corp.	116,400
2,000	American Capital Agency Corp.	41,900
5,000	American Residential Properties, Inc. (a)	92,500
8,500	Government Properties Income Trust	209,950
35,714	Hudson Pacific Properties, Inc.	776,065
32,830	Kite Realty Group Trust	211,754
64,048	NorthStar Realty Finance Corp.	934,460
6,500	Plum Creek Timber Co., Inc.	279,955
3,000	Rayonier, Inc.	132,780
20,000	Rexford Industrial Realty, Inc.	273,000
7,407	Select Income REIT	204,433
6,557	Silver Bay Realty Trust Corp.	104,060
7,000	Weyerhaeuser Co.	209,160
8,900	Winthrop Realty Trust	102,172
		3,688,589

Real Estate Management & Development-1.0%
7,249	Daiwa House Industry Co., Ltd.	139,346
20,400	DAMAC Real Estate Development, Ltd.-GDR (a)	280,500
		419,846

Software-0.1%
1,000	Ellie Mae, Inc. (a)	26,100

Thrifts & Mortgage Finance-6.6%
15,105	Alliance Bancorp, Inc. of Pennsylvania	231,862
50,000	America First Multifamily Investors LP	293,000
2,000	Astoria Financial Corp.	26,480
100,000	Atlantic Coast Financial Corp. (a)	406,000
10,000	Bank Mutual Corp.	68,400
2,000	Cape Bancorp, Inc.	20,340
126,234	Central Federal Corp. (a)	176,096
2,500	Dime Community Bancshares, Inc.	40,850
500	First Defiance Financial Corp.	12,860
6,000	Flagstar Bancorp, Inc. (a)	125,220
8,823	HopFed Bancorp, Inc.	100,759
15,000	Jefferson Bancshares, Inc. (a)	115,950
2,000	Laporte Bancorp, Inc.	21,980
1,000	LSB Financial Corp.	29,050
4,466	Meta Financial Group, Inc.	180,650
6,000	Nationstar Mortgage Holdings, Inc. (a)	167,880
1,000	Northwest Indiana Bancorp	26,400
6,000	Ocean Shore Holding Co.	82,860
5,000	Ocwen Financial Corp. (a)	220,700
1,000	Peoples Federal Bancshares, Inc.	17,750
23,751	Provident Financial Holdings, Inc.	357,452
11,000	Riverview Bancorp, Inc. (a)	34,430
1,000	Stonegate Mortgage Corp. (a)	15,150
1,000	TF Financial Corp.	30,500
19,752	United Community Financial Corp. (a)	69,724
		2,872,343

Trading Companies & Distributors-0.3%
2,652	Fly Leasing, Ltd.-ADR	40,178
2,769	Textainer Group Holdings, Ltd.	100,487
		140,665
	Total Common Stocks (Cost $33,533,217)	36,039,291

Preferred Stocks-0.2%
Commercial Banks-0.2%
20,000	Banco ABC Brasil SA	98,871
	Total Preferred Stocks (Cost $106,867)	98,871

Investment Companies-0.5%
3,000	Direxion Daily Financial Bear 3X Shares (a)	70,770
1,000	ProShares UltraShort 20+ Year Treasury (a)	69,930
5,200	ProShares UltraShort Financials (a)	96,408
	Total Investment Companies (Cost $545,554)	237,108

Principal Amount

Short-Term Investments-15.5%
$6,686,000	State Street Eurodollar Time Deposit, 0.01%	6,686,000
	Total Short-Term Investments (Cost $6,686,000)	6,686,000

Total Investments (Cost $40,871,638)-99.5%	43,061,270
Other Assets in Excess of Liabilities-0.5%	213,866
TOTAL NET ASSETS 100.0%	$43,275,136

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Illiquid security.
AB-Aktiebolag is the Swedish equivalent of a corporation.
ADR-American Depositary Receipt
AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AS-Anonim Sirketi is the Turkish term for joint stock company.
ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.
GDR-Global Depositary Receipt
OJSC-Open Joint Stock Company
PLC-Public Limited Company
REIT-Real Estate Investment Trust
SA-Generally designates corporations in various countries, mostly those employing the civil law.

Alpine Innovators Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.0%

Aerospace & Defense-0.6%
2,500	Aerovironment, Inc. (a)	$74,550

Biotechnology-6.8%
2,000	Gilead Sciences, Inc. (a)	161,300
3,000	Medivation, Inc. (a)	238,800
5,000	Myriad Genetics, Inc. (a)	138,150
1,500	Receptos, Inc. (a)	59,775
1,000	Regeneron Pharmaceuticals, Inc. (a)	288,590
		886,615

Chemicals-3.7%
4,000	Westlake Chemical Corp.	486,160

Commercial Banks-1.0%
6,420	First Internet Bancorp	137,131

Computers & Peripherals-7.5%
3,000	3D Systems Corp. (a)	233,190
800	Apple, Inc.	400,480
6,000	Synaptics, Inc. (a)	350,160
		983,830

Diversified Financial Services-2.3%
4,000	CME Group, Inc.	299,040

Electrical Equipment-1.4%
7,500	Hydrogenics Corp. (a)	179,700

Electronic Equipment, Instruments & Components-11.3%
14,000	FLIR Systems, Inc.	444,080
12,434	InvenSense, Inc. (a)	244,825
4,000	IPG Photonics Corp. (a)	267,480
6,000	Oxford Instruments PLC	165,212
5,000	Trimble Navigation, Ltd. (a)	161,650
6,200	Universal Display Corp. (a)	201,376
		1,484,623

Energy Equipment & Services-0.2%
25,000	Electromagnetic GeoServices (a)	27,679

Health Care Equipment & Supplies-4.7%
7,000	Cardiovascular Systems, Inc. (a)	237,440
10,000	Endologix, Inc. (a)	160,000
400	Intuitive Surgical, Inc. (a)	163,032
18,000	Synergetics U.S.A., Inc. (a)	60,840
		621,312

Health Care Providers & Services-5.1%
12,000	MEDNAX, Inc. (a)	667,680

Health Care Technology-1.4%
10,000	Icad, Inc. (a)	112,800
4,000	Quality Systems, Inc.	73,640
		186,440

Household Durables-1.7%
5,000	Garmin, Ltd.	225,250

Internet & Catalog Retail-13.2%
40	Amazon.com, Inc. (a)	14,348
1,500	priceline.com, Inc. (a)	1,717,335
		1,731,683

Internet Software & Services-6.3%
700	Google, Inc.-Class A (a)	826,679

IT Services-1.3%
4,000	MAXIMUS, Inc.	169,480

Life Sciences Tools & Services-7.3%
1,000	Bio-Rad Laboratories, Inc.-Class A (a)	127,120
11,000	Life Technologies Corp. (a)	836,770
		963,890

Machinery-7.8%
1,000	Chart Industries, Inc. (a)	85,440
8,100	Flowserve Corp.	585,873
28,000	Hexagon Composites ASA	111,956
3,000	Proto Labs, Inc. (a)	238,080
		1,021,349

Pharmaceuticals-1.3%
1,000	Aratana Therapeutics, Inc. (a)	21,510
1,000	Jazz Pharmaceuticals PLC (a)	151,660
		173,170

Semiconductors & Semiconductor Equipment-2.0%
18,000	Himax Technologies, Inc.-ADR	263,520

Software-13.1%
13,400	ANSYS, Inc. (a)	1,052,302
15,000	Callidus Software, Inc. (a)	220,050
20,600	Mitek Systems, Inc. (a)	123,394
4,081	Tableau Software, Inc.-Class A (a)	329,826
		1,725,572
	Total Common Stocks (Cost $8,500,425)	13,135,353

Principal Amount

Short-Term Investments-2.1%
$273,000	State Street Eurodollar Time Deposit, 0.01%	273,000
	Total Short-Term Investments (Cost $273,000)	273,000
Total Investments (Cost $8,773,425)-102.1%		13,408,353
Liabilities in Excess of Other Assets-(2.1)%		(277,612)
TOTAL NET ASSETS 100.0%		$13,130,741

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR-American Depositary Receipt

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

PLC-Public Limited Company

Alpine Transformations Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-97.3%

Aerospace & Defense-1.0%
1,200	Aerovironment, Inc. (a)	$35,784
2,000	Erickson Air-Crane, Inc. (a)	38,640
		74,424

Biotechnology-0.8%
1,500	Receptos, Inc. (a)	59,775

Chemicals-7.9%
10,000	Clariant AG (a)	188,937
2,500	Eastman Chemical Co.	194,900
9,000	Flotek Industries, Inc. (a)	193,590
500	Koninklijke DSM NV	33,131
		610,558

Commercial Services & Supplies-6.0%
5,000	Deluxe Corp.	242,750
12,000	RR Donnelley & Sons Co.	221,640
		464,390

Computers & Peripherals-10.2%
2,000	3D Systems Corp. (a)	155,460
400	Apple, Inc.	200,240
7,758	Cray, Inc. (a)	228,783
3,500	Synaptics, Inc. (a)	204,260
		788,743

Diversified Financial Services-2.2%
10,000	Bank of America Corp.	167,500

Electrical Equipment-1.4%
4,500	Hydrogenics Corp. (a)	107,820

Electronic Equipment, Instruments & Components-3.3%
2,000	CTS Corp.	37,380
3,500	Oxford Instruments PLC	96,374
3,700	Universal Display Corp. (a)	120,176
		253,930

Energy Equipment & Services-2.3%
25,000	Electromagnetic GeoServices (a)	27,678
2,000	National Oilwell Varco, Inc.	150,020
		177,698

Food & Staples Retailing-2.5%
4,000	Weis Markets, Inc.	196,880

Health Care Equipment & Supplies-5.4%
2,000	Edwards Lifesciences Corp. (a)	130,240
100	Intuitive Surgical, Inc. (a)	40,758
11,000	Synergetics U.S.A., Inc. (a)	37,180
10,000	Zeltiq Aesthetics, Inc. (a)	204,900
		413,078

Health Care Providers & Services-1.0%
6,923	Select Medical Holdings Corp.	74,768

Household Durables-7.5%
5,000	Garmin, Ltd.	225,250
3,200	Helen of Troy, Ltd. (a)	176,128
3,000	Jarden Corp. (a)	181,350
		582,728

Household Products-0.8%
2,000	Orchids Paper Products Co.	62,300

Internet & Catalog Retail-5.9%
400	priceline.com, Inc. (a)	457,956

Internet Software & Services-3.1%
200	Google, Inc.-Class A (a)	236,194

Machinery-12.2%
700	Chart Industries, Inc. (a)	59,808
2,000	GEA Group AG	93,829
17,000	Hexagon Composites ASA	67,974
7,000	Manitex International, Inc. (a)	98,140
1,500	Navistar International Corp. (a)	46,230
3,000	Snap-on, Inc.	300,450
13,000	Wabash National Corp. (a)	178,230
3,000	Xylem, Inc.	100,080
		944,741

Metals & Mining-1.5%
3,500	Freeport-McMoRan Copper & Gold, Inc.	113,435

Multi-Utilities-0.9%
10,000	Just Energy Group, Inc.	70,124

Office Electronics-1.7%
12,000	Xerox Corp.	130,200

Oil, Gas & Consumable Fuels-3.4%
372	Apache Corp.	29,857
10,000	Emerald Oil, Inc. (a)	76,700
1,000	HollyFrontier Corp.	46,300
11,000	Scorpio Tankers, Inc.	110,000
		262,857

Paper & Forest Products-1.9%
3,000	International Paper Co.	143,220

Pharmaceuticals-3.5%
3,000	Mylan, Inc. (a)	136,230
1,000	Valeant Pharmaceuticals International, Inc. (a)	135,640
		271,870

Road & Rail-2.0%
700	AMERCO	155,911

Semiconductors & Semiconductor Equipment-2.9%
10,500	Himax Technologies, Inc.-ADR	153,720
20,000	Vitesse Semiconductor Corp. (a)	72,000
		225,720

Software-4.4%
15,000	Callidus Software, Inc. (a)	220,050
20,600	Mitek Systems, Inc. (a)	123,394
		343,444

Trading Companies & Distributors-1.6%
1,500	United Rentals, Inc. (a)	121,410
	Total Common Stocks (Cost $5,499,779)	7,511,674
Total Investments (Cost $5,499,779)-97.3%		7,511,674
Other Assets in Excess of Liabilities-2.7%		206,233
TOTAL NET ASSETS 100.0%		$7,717,907

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

Alpine Foundation Fund

Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

Shares	Security Description	Value

Common Stocks-67.3%

Capital Markets-0.7%
5,000	Ameriprise Financial, Inc.	$528,200

Chemicals-3.5%
20,000	E.I. du Pont de Nemours & Co.	1,220,200
12,000	Eastman Chemical Co.	935,520
5,000	International Flavors & Fragrances, Inc.	433,400
		2,589,120

Commercial Banks-3.4%
700	First Internet Bancorp	14,952
5,000	PNC Financial Services Group, Inc.	399,400
5,000	Signature Bank (a)	610,300
8,675	Southside Bancshares, Inc.	231,189
7,293	Susquehanna Bancshares, Inc.	78,983
44,728	Valley National Bancorp	433,414
8,000	Washington Trust Bancorp, Inc.	263,520
10,432	Wells Fargo & Co.	472,987
		2,504,745

Commercial Services & Supplies-1.3%
20,000	Deluxe Corp.	971,000

Computers & Peripherals-1.6%
2,000	Apple, Inc.	1,001,200
7,000	Hewlett-Packard Co.	203,000
		1,204,200

Consumer Finance-0.5%
5,000	Capital One Financial Corp.	353,050

Diversified Financial Services-7.6%
63,041	Bank of America Corp.	1,055,936
14,367	Citigroup, Inc.	681,427
10,000	CME Group, Inc.	747,600
45,600	JPMorgan Chase & Co.	2,524,416
43,739	Medallion Financial Corp.	583,041
		5,592,420

Diversified Telecommunication Services-0.7%
66,185	TeliaSonera AB	491,079

Electric Utilities-2.3%
9,900	American Electric Power Co., Inc.	483,219
5,000	Duke Energy Corp.	353,100
13,000	FirstEnergy Corp.	409,370
17,800	Hawaiian Electric Industries, Inc.	463,156
		1,708,845

Electrical Equipment-0.2%
2,300	Preformed Line Products Co.	155,204

Food & Staples Retailing-4.2%
15,000	CVS Caremark Corp.	1,015,800
25,000	Safeway, Inc.	781,000
15,000	Walgreen Co.	860,250
9,000	Weis Markets, Inc.	442,980
		3,100,030

Health Care Equipment & Supplies-1.8%
8,600	Becton, Dickinson & Co.	929,832
4,000	Zimmer Holdings, Inc.	375,880
		1,305,712

Health Care Providers & Services-1.4%
5,000	Cardinal Health, Inc.	340,100
4,000	McKesson Corp.	697,640
		1,037,740

Household Durables-1.5%
28,000	Lennar Corp.-Class A	1,124,480

Household Products-1.7%
8,000	Colgate-Palmolive Co.	489,840
10,000	Orchids Paper Products Co.	311,500
6,000	The Procter & Gamble Co.	459,720
		1,261,060

Industrial Conglomerates-2.6%
74,600	General Electric Co.	1,874,698

Insurance-1.1%
5,000	The Chubb Corp.	422,700
10,000	Validus Holdings, Ltd.	359,200
		781,900

IT Services-3.0%
5,000	Accenture PLC-Class A	399,400
10,000	International Business Machines Corp.	1,766,800
		2,166,200

Machinery-0.8%
5,000	Caterpillar, Inc.	469,550
10,000	Wabash National Corp. (a)	137,100
		606,650

Media-1.4%
7,692	CBS Corp.-Class B	451,674
20,000	Cinemark Holdings, Inc.	586,200
		1,037,874

Multi-Utilities-1.0%
50,000	Just Energy Group, Inc.	350,617
10,000	NiSource, Inc.	343,700
		694,317

Office Electronics-0.8%
55,000	Xerox Corp.	596,750

Oil, Gas & Consumable Fuels-1.0%
17,547	World Fuel Services Corp.	749,608

Pharmaceuticals-4.9%
7,000	Abbott Laboratories	256,620
12,000	AbbVie, Inc.	590,760

27,000	Johnson & Johnson	2,388,690
8,000	Teva Pharmaceutical Industries, Ltd.-ADR	357,040
		3,593,110

Real Estate Investment Trusts-12.3%
10,000	American Capital Agency Corp.	209,500
4,000	American Tower Corp.	323,520
15,000	Boston Properties, Inc.	1,621,350
100,000	CBL & Associates Properties, Inc.	1,699,000
13,804	DDR Corp.	216,309
20,000	Digital Realty Trust, Inc.	1,019,800
5,669	Prologis, Inc.	219,731
976	Silver Bay Realty Trust Corp.	15,489
23,823	Simon Property Group, Inc.	3,688,753
		9,013,452

Real Estate Management & Development-0.8%
15,000	Alexander & Baldwin, Inc.	586,650

Road & Rail-0.8%
2,500	AMERCO	556,825

Specialty Retail-0.8%
5,000	Brown Shoe Co., Inc.	118,400
9,000	Williams-Sonoma, Inc.	490,680
		609,080

Textiles, Apparel & Luxury Goods-2.1%
5,000	PVH Corp.	604,350
16,000	VF Corp.	935,200
		1,539,550

Thrifts & Mortgage Finance-0.3%
15,000	People’s United Financial, Inc.	213,150

Trading Companies & Distributors-1.2%
1,500	Watsco, Inc.	141,930
3,000	WW Grainger, Inc.	703,440
		845,370
	Total Common Stocks (Cost $40,434,920)	49,392,069

Principal Amount

Bonds-21.2%

U.S. Treasury Bonds-21.2%
$6,000,000	6.000%, 02/15/2026	7,888,128
4,000,000	5.250%, 11/15/2028	4,991,248
3,000,000	3.000%, 05/15/2042	2,671,407
		15,550,783
	Total Bonds (Cost $14,786,893)	15,550,783

Short-Term Investments-8.1%
$5,991,000	State Street Eurodollar Time Deposit, 0.01%	5,991,000
	Total Short-Term Investments (Cost $5,991,000)	5,991,000

Total Investments (Cost $61,212,813)-96.6%	$70,933,852
Other Assets in Excess of Liabilities-3.4%	2,466,784
TOTAL NET ASSETS 100.0%	$73,400,636

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

AB-Aktiebolag is the Swedish equivalent of a corporation.

ADR-American Depositary Receipt

PLC-Public Limited Company

Alpine Series Trust

Notes to Schedule of Portfolio Investments

January 31, 2014 (Unaudited)

1.	Organization:

Alpine Series Trust (the “Series Trust”) was organized in 2001 as a Delaware Statutory Trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Innovators Fund, Alpine Transformations Fund and Alpine Foundation Fund are six separate funds of the Series Trust. The Alpine Dynamic Dividend Fund, Alpine Accelerating Dividend Fund, Alpine Financial Services Fund, Alpine Innovators Fund, Alpine Transformations Fund, and Alpine Foundation Fund (individually referred to as a “Fund” and collectively, “the Funds”) are diversified funds. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds.

2.	Significant Accounting Polices:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities: The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Funds are valued at their current market values determined on the basis of market quotations or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board of Trustees (“Board”). In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations, or if market quotations are not available or determined to be unreliable, through procedures and/or guidelines established by the Board. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, the option is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt securities are valued based on an evaluated mean price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Equity securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAV is not calculated. As stated above, if the market prices are not readily available or not reflective of the fair value of the security, as of the close of the regular trading on the NYSE, the security will be priced at fair value following procedures approved by the Board.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds’ may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ pricing time but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices.

Fair Value Measurement: The Funds’ have adopted Financial Accounting Standards Board (“FASB”) Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1	-	Quoted prices in active markets for identical investments.

Level 2	-	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3	-	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of January 31, 2014:

Valuation Inputs
Alpine Dynamic Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$28,393,261	$—	$—	$28,393,261
Consumer Staples	24,206,698	—	—	24,206,698
Energy	21,380,349	—	—	21,380,349
Financials	47,095,774	961,148	—	48,056,922
Health Care	25,915,288	—	—	25,915,288
Industrials	37,603,197	—	—	37,603,197
Information Technology	26,056,480	—	—	26,056,480
Materials	10,230,076	—	—	10,230,076
Telecommunication Services	5,759,124	—	—	5,759,124
Utilities	7,620,700	—	—	7,620,700
Equity-Linked Structured Notes	—	1,981,455	—	1,981,455
Convertible Bonds	—	6,559	—	6,559
Total	$234,260,947	$2,949,162	$—	$237,210,109

Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$329,267	$—	$329,267
Liabilities
Forward Currency Contracts	—	(104,692)	—	(104,692)
Total	$—	$224,575	$—	$224,575

Valuation Inputs
Alpine Accelerating Dividend Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$5,006,064	$—	$—	$5,006,064
Short-Term Investments	—	302,000	—	302,000
Total	$5,006,064	$302,000	$—	$5,308,064

Valuation Inputs
Alpine Financial Services Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Capital Markets	$7,236,905	$—	$—	$7,236,905
Commercial Banks	11,740,116	241,064	—	11,981,180
Consumer Finance	2,324,864	—	—	2,324,864
Diversified Financial Services	3,305,729	—	—	3,305,729
Household Durables	291,400	—	—	291,400
IT Services	423,002	—	—	423,002
Insurance	3,214,436	—	—	3,214,436
Internet Software & Services	60,570	—	—	60,570
Media	53,662	—	—	53,662
Real Estate Investment Trusts	3,688,589	—	—	3,688,589
Real Estate Management & Development	139,346	280,500	—	419,846
Software	26,100	—	—	26,100
Thrifts & Mortgage Finance	2,872,343	—	—	2,872,343
Trading Companies & Distributors	140,665	—	—	140,665
Preferred Stocks	98,871	—	—	98,871
Investment Companies	237,108	—	—	237,108
Short-Term Investments	—	6,686,000	—	6,686,000
Total	$35,853,706	$7,207,564	$—	$43,061,270

Valuation Inputs
Alpine Innovators Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$13,135,353	$—	$—	$13,135,353
Short-Term Investments	—	273,000	—	273,000
Total	$13,135,353	$273,000	$—	$13,408,353

Valuation Inputs
Alpine Transformations Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$7,511,674	$—	$—	$7,511,674
Total	$7,511,674	$—	$—	$7,511,674

Valuation Inputs
Alpine Foundation Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks	$49,392,069	$—	$—	$49,392,069
Bonds	—	15,550,783	—	15,550,783
Short-Term Investments	—	5,991,000	—	5,991,000
Total	$49,392,069	$21,541,783	$—	$70,933,852

* For detailed sector, country and state descriptions, see accompanying Schedule of Portfolio Investments.

For the period January 31, 2014, there were no transfers between Level 1, Level 2 and Level 3.

B. Federal and Other Income Taxes: It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to distribute timely, all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains earned on foreign investments. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for Federal income tax purposes at January 31, 2014 was as follows*:

Dynamic Dividend Fund
Cost of investments	$216,241,532
Gross unrealized appreciation	33,747,501
Gross unrealized depreciation	(12,778,924)
Net unrealized appreciation	20,968,577

Accelerating Dividend Fund
Cost of investments	$4,634,407
Gross unrealized appreciation	737,229
Gross unrealized depreciation	(63,572)
Net unrealized appreciation	673,657

Financial Services Fund
Cost of investments	$40,871,638
Gross unrealized appreciation	4,974,189
Gross unrealized depreciation	(2,784,557)
Net unrealized appreciation	2,189,632

Innovators Fund
Cost of investments	$8,773,425
Gross unrealized appreciation	4,997,516
Gross unrealized depreciation	(362,588)
Net unrealized appreciation	4,634,928

Transformations Fund
Cost of investments	$5,499,779
Gross unrealized appreciation	2,189,761
Gross unrealized depreciation	(177,866)
Net unrealized appreciation	2,011,895

Foundation Fund
Cost of investments	$61,212,813
Gross unrealized appreciation	14,417,636
Gross unrealized depreciation	(4,696,597)
Net unrealized appreciation	9,721,039

*Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders: Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date. All dividends are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes they are reported as returns of capital.

D. Foreign Currency Translation Transactions: Each of the Dynamic Dividend, Accelerating Dividend, Financial Services and Transformations Funds may invest without limitation in foreign securities. The Innovators Fund and Foundation Fund may invest up to 20% and 15%, respectively, of the value of its net assets in foreign securities. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations.

i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risk Associated with Foreign Securities and Currencies: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes: The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts: The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objective. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, the Funds record a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

The Fund held the following forward currency contracts as of January 31, 2014.

Dynamic Dividend Fund

Description	Settlement Date	Currency	Settlement Value	Current Value	Unrealized Gain/(Loss)
Contracts Sold:
Swiss Franc	03/19/14	9,300,000 CHF	$10,486,080	$10,261,174	$224,906
Euro	07/09/14	10,500,000 EUR	14,268,241	14,163,880	104,361
British Pound	03/19/14	4,300,000 GBP	7,007,065	7,066,491	(59,426)
Japanese Yen	07/30/14	690,000,000 JPY	6,715,491	6,760,757	(45,266)
				$38,252,302	$224,575

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Alpine Series Trust

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Samuel A. Lieber
Samuel A. Lieber, President

Date	March 28, 2014

By (Signature and Title)*	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr., Chief Financial Officer

Date	March 28, 2014

*  Print the name and title of each signing officer under his or her signature.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.